Segmental analysis (Tables)	12 Months Ended
Mar. 31, 2020
Operating Segments [Abstract]
Schedule of operating segments
A reconciliation of the operating segments’ measure of profit to profit before tax from continuing operations is provided below. Further details of the exceptional items and remeasurements are provided in note 5.

	Before exceptional items and remeasurements			After exceptional items and remeasurements
	2020	2019	2018	2020	2019	2018
	£m	£m	£m	£m	£m	£m
Operating segments – continuing operations:
UK Electricity Transmission	1,320	1,015	1,041	1,316	778	1,041
UK Gas Transmission	348	303	487	347	267	487
US Regulated	1,397	1,724	1,698	880	1,425	1,734
NGV and Other[1,2]	242	400	231	237	400	231
Total operating profit from continuing operations	3,307	3,442	3,457	2,780	2,870	3,493

Split by geographical area – continuing operations:
UK	1,925	1,695	1,840	1,915	1,422	1,840
US	1,382	1,747	1,617	865	1,448	1,653
	3,307	3,442	3,457	2,780	2,870	3,493
Below we reconcile total operating profit from continuing operations to profit before tax from continuing operations. Total operating exceptional items and remeasurements of £527 million charge (2019: £572 million charge; 2018: £36 million gain) are detailed in note 5. This is comprised of a £4 million charge (2019: £237 million charge; 2018: £nil) attributable to UK Electricity Transmission; £1 million charge (2019: £36 million charge; 2018: £nil) to UK Gas Transmission; £517 million charge (2019: £299 million charge; 2018: £36 million gain) to US Regulated; and £5 million charge (2019: £nil; 2018: £nil) to NGV and Other.

Reconciliation to profit before tax:
Operating profit from continuing operations	3,307	3,442	3,457	2,780	2,870	3,493
Finance income	70	73	127	54	88	127
Finance costs	(1,119)	(1,066)	(1,128)	(1,167)	(1,157)	(1,009)
Share of post-tax results of joint ventures and associates	88	40	44	87	40	49
Profit before tax from continuing operations	2,346	2,489	2,500	1,754	1,841	2,660

1.
Included within NGV and Other is £269 million (2019: £263 million; 2018: £234 million) of operating profit before exceptional items and remeasurements and £268 million of operating profit after exceptional items and remeasurements (2019: £263 million; 2018: £234 million), relating to NGV.

2.	In 2019, NGV and Other included gains of £95 million in relation to cash received in respect of two legal settlements.
The following table describes the main activities for each reportable operating segment:

UK Electricity Transmission	The high-voltage electricity transmission networks in England and Wales and independent Great Britain system operator.
UK Gas Transmission	The high-pressure gas transmission networks in Great Britain and system operator in Great Britain.
US Regulated	Gas distribution networks, electricity distribution networks and high-voltage electricity transmission networks in New York and New England and electricity generation facilities in New York.

	Net book value of property, plant and equipment and other intangible assets			Capital expenditure			Depreciation, amortisation and impairment
	2020	2019	2018	2020	2019	2018	2020	2019	2018
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Operating segments:
UK Electricity Transmission	13,788	13,288	13,028	1,043	925	999	(469)	(628)	(475)
UK Gas Transmission	4,513	4,412	4,280	249	308	310	(171)	(181)	(194)
US Regulated²	29,623	24,542	20,953	3,228	2,650	2,424	(855)	(700)	(635)
NGV and Other[1,2]	2,141	2,755	2,491	559	438	341	(145)	(226)	(226)
Total from continuing operations	50,065	44,997	40,752	5,079	4,321	4,074	(1,640)	(1,735)	(1,530)

Split by geographical area – continuing operations:
UK	20,427	19,343	18,772	1,847	1,584	1,527	(784)	(931)	(804)
US	29,638	25,654	21,980	3,232	2,737	2,547	(856)	(804)	(726)
	50,065	44,997	40,752	5,079	4,321	4,074	(1,640)	(1,735)	(1,530)
Asset type:
Property, plant and equipment	48,770	43,913	39,853	4,727	4,015	3,901	(1,464)	(1,560)	(1,392)
Non-current intangible assets	1,295	1,084	899	352	306	173	(176)	(175)	(138)
Total from continuing operations	50,065	44,997	40,752	5,079	4,321	4,074	(1,640)	(1,735)	(1,530)

1.
Included within NGV and Other are assets with a net book value of £2,080 million (2019: £1,635 million; 2018: £1,454 million), capital expenditure of £550 million (2019: £317 million; 2018: £186 million) and depreciation, amortisation and impairment of £124 million (2019: £114 million; 2018: £143 million) relating to NGV.

2.
In 2020, US Regulated includes certain software assets and properties in the US which are outside the US rate base and operate for the benefit of our US regulated businesses. These assets were included within NGV and Other in 2019 and 2018. The assets had a net book value of £1,062 million in 2019 and £998 million in 2018, capital expenditure of £87 million in 2019 and £161 million in 2018 and depreciation, amortisation and impairment of £102 million in 2019 and £80 million in 2018.

	2020			2019			2018
	Total sales £m	Sales between segments £m	Sales to third parties £m	Total sales £m	Sales between segments £m	Sales to third parties £m	Total sales £m	Sales between segments £m	Sales to third parties £m
Operating segments – continuing operations:
UK Electricity Transmission	3,702	(8)	3,694	3,351	(20)	3,331	4,154	(28)	4,126
UK Gas Transmission	927	(16)	911	896	(12)	884	1,091	(9)	1,082
US Regulated	9,205	—	9,205	9,846	—	9,846	9,272	—	9,272
NGV and Other¹	736	(6)	730	876	(4)	872	776	(6)	770
Total revenue from continuing operations	14,570	(30)	14,540	14,969	(36)	14,933	15,293	(43)	15,250

Split by geographical areas – continuing operations:
UK			5,282			5,045			5,938
US			9,258			9,888			9,312
			14,540			14,933			15,250

1.	Included within NGV and Other is £608 million (2019: £597 million; 2018: £593 million) of revenue relating to NGV.